SHAREHOLDER’S COMPENSATION	12 Months Ended
Dec. 31, 2023
Shareholders Compensation
SHAREHOLDER’S COMPENSATION

24.	SHAREHOLDER’S COMPENSATION

12/31/2023
Loss for the year	(318,206)
Earnings reserves	8,988,442
Interest on equity prescribed
Net loss after destination	(318,206)
Dividends from earning reserves	(985,000)
Dividends proposed to the profit account	(1,614,000)

Deliberation and/or payment of dividends occurred in 2023:

On November 13, 2023, the Board of Directors approved the proposed distribution of interim dividends, from the earnings reserve account, in the amount of R$985,000, corresponding to the amount of R$0.742782969659389 per share. The dividends were paid, without monetary adjustment, on November 29, 2023.

On April 28, 2023, the Annual General Meeting approved the distribution of proposed additional dividends in the amount of R$1,614,000, corresponding to the value of R$1.21710833810 per share. The amounts were credited based on the Shareholders' positions on April 28, 2023.

Accounting Policy

The Company adopts a profit distribution policy which, in compliance with the provisions of Law No. 6,404/76 as amended by Law 9,457/97, will imply the allocation of all net income to its shareholders, provided that the following priorities are preserved, regardless of its order: (i) business strategy; (ii) compliance with obligations; (iii) making the necessary investments; and (iv) the maintenance of a good financial situation for the Company.

In accordance with article 33 of the Company’s Bylaws, at least 25% of the net income for the year, adjusted under the terms of article 202 of Law 6,404/76, will be distributed as dividends in each fiscal year, which will be reflected in current liabilities. In addition, the Board of Directors may pay interest on equity by allocating the amount of interest paid or credited to the minimum mandatory dividends mentioned above. If the Company reports a dividend higher than the mandatory minimum in the allocation proposal, this amount is highlighted in a specific account in equity under “Proposed Additional Dividend”.